Financial Risk Management - Schedule of Credit Risk for Trade Receivables (Details) - Trade Receivables - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Credit risk exposure	$ 22,853,115	$ 13,395,056
Related Parties
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Credit risk exposure		3,232,810
External Parties
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Credit risk exposure	$ 22,853,115	$ 10,162,246